Document and Entity Information	May 05, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 05, 2022
Entity Registrant Name	Independence Contract Drilling, Inc.
Entity Central Index Key	0001537028
Entity File Number	001-36590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1653648
Entity Address, Address Line One	20475 State Highway 249
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77070
City Area Code	281
Local Phone Number	598-1230
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ICD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed by Independence Contract Drilling, Inc. (the “Company” or “ICD”) on May 5, 2022 (the “Original 8-K”). The Original 8-K was filed with the Securities and Exchange Commission to report the results of the Company’s operations for the quarter ended March 31, 2022, which were announced in a press release issued on May 5, 2022 and attached to the Original 8-K as Exhibit 99.1. Except as amended by this Amendment and Exhibit 99.1 hereto, all information set forth in the Original 8-K and corresponding exhibits remains unchanged.